Capital and financial risk management - Credit risk - Operating activities - Movements in allowance for expected credit losses (Details) - Expected credit loss allowance - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Contract assets
Capital and financial risk management
Allowance for expected credit losses at beginning of period	€ 78	€ 83
Exchange movements	(1)	(3)
Amounts charged to credit losses on financial assets	96	128
Transfer of assets held for sale	(31)	6
Other	(122)	(136)
Allowance for expected credit losses at end of period	20	78
Trade receivables | Amortised cost
Capital and financial risk management
Allowance for expected credit losses at beginning of period	1,149	1,342
Exchange movements	(41)	(72)
Amounts charged to credit losses on financial assets	419	360
Transfer of assets held for sale	(324)	256
Other	(438)	(737)
Allowance for expected credit losses at end of period	765	1,149
Trade receivables | FVOCI
Capital and financial risk management
Allowance for expected credit losses at beginning of period	71	108
Exchange movements	1	1
Amounts charged to credit losses on financial assets	82	17
Transfer of assets held for sale	(16)	2
Other	(60)	(57)
Allowance for expected credit losses at end of period	€ 78	€ 71